SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jul. 22, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Wolverine World Wide, Inc. is a leading designer, manufacturer and marketer of a broad range of quality casual footwear and apparel; performance outdoor and athletic footwear and apparel; children’s footwear, industrial work shoes, boots and apparel; and uniform shoes and boots. The Company’s portfolio of owned and licensed brands includes: Bates®, Cat® Footwear, Chaco®, Cushe®, Harley-Davidson® Footwear, Hush Puppies®, HyTest®, Keds®, Merrell®, Patagonia® Footwear, Saucony®, Sebago®, Soft Style® Sperry Top-Sider®, Stride Rite® and Wolverine® Licensing and distribution arrangements with third parties extend the global reach of the Company’s brand portfolio. The Company also operates a consumer-direct division to market both its own brands and branded footwear and apparel from other manufacturers as well as a leathers division that markets Wolverine Performance Leathers™.

Principles of Consolidation

The consolidated financial statements include the accounts of Wolverine World Wide, Inc. and its wholly-owned subsidiaries (collectively, the “Company”). All intercompany accounts and transactions have been eliminated in consolidation.

Fiscal Year

The Company’s fiscal year is the 52- or 53-week period that ends on the Saturday nearest to December 31. All fiscal years presented herein are 52-week periods.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (U.S.) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Revenue is recognized on the sale of products manufactured or sourced by the Company when the related goods have been shipped, legal title has passed to the customer and collectability is reasonably assured. Revenue generated through licensees and distributors involving products bearing the Company’s trademarks is recognized as earned according to stated contractual terms upon either the purchase or shipment of branded products by licensees and distributors.

The Company records provisions for estimated sales returns and allowances at the time of sale based on historical rates of returns and allowances and specific identification of outstanding returns not yet received from customers. However, estimates of actual returns and allowances in any future period are inherently uncertain and actual returns and allowances may differ from these estimates. If actual or expected future returns and allowances were significantly greater or lower than established reserves, a reduction or increase to net revenues would be recorded in the period this determination was made.

Cost of Goods Sold

Cost of goods sold includes the actual product costs, including inbound freight charges and certain outbound freight charges, purchasing, sourcing, inspection and receiving costs. Warehousing costs are included in selling, general and administrative expenses.

Shipping and Handling Costs

Shipping and handling costs that are charged to and reimbursed by the customer are recognized as revenue, while the related expenses incurred by the Company are recorded as cost of goods sold.

Cash Equivalents

Cash equivalents include highly liquid investments with an original maturity of three months or less. Cash equivalents are stated at cost, which approximates market.

Allowance for Uncollectible Accounts

The Company maintains an allowance for uncollectible accounts receivable for estimated losses resulting from its customers’ inability to make required payments. Company management evaluates the allowance for uncollectible accounts receivable based on a review of current customer status and historical collection experience.

Inventories

The Company values its inventory at the lower of cost or market. Cost is determined by the last-in, first-out (“LIFO”) method for all domestic raw materials and work-in-process inventories and certain domestic finished goods inventories. Cost is determined using the first-in, first-out (“FIFO”) method for all raw materials, work-in-process and finished goods inventories in foreign countries; certain domestic finished goods inventories; and for all finished goods inventories of the Company’s consumer-direct business, due to the unique nature of those operations. The Company has applied these inventory cost valuation methods consistently from year to year.

Property, Plant and Equipment

Property, plant and equipment are stated on the basis of cost and include expenditures for computer hardware and software, store furniture and fixtures, office furniture and machinery and equipment. Normal repairs and maintenance are expensed as incurred.

Depreciation of property, plant and equipment is computed using the straight-line method. The depreciable lives range from 14 to 20 years for buildings and improvements and from 3 to 10 years for machinery, equipment and software. Leasehold improvements are depreciated at the lesser of the estimated useful life or lease term, including reasonably-assured lease renewals as determined at lease inception.

Deferred Financing Costs

Deferred financing costs represent commitment fees, legal and other third party costs associated with obtaining commitments for financing which result in a closing of such financings for the Company. These costs are amortized into earnings through interest expense over the terms of the respective agreements. Costs incurred in seeking financing transactions which do not close are expensed in the period in which it is determined that the financing will not close.

Acquisitions

The Company accounts for acquired businesses using the purchase method of accounting. Under the purchase method, the Company’s consolidated financial statements include the operations of an acquired business from the date of acquisition. In addition, the assets acquired and liabilities assumed are recorded at the date of acquisition at their respective estimated fair values, with any excess of the purchase price over the estimated fair values of the net assets acquired recorded as goodwill.

Significant judgment is required in estimating the fair value of intangible assets and in assigning their respective useful lives. Accordingly, the Company typically obtains the assistance of third-party valuation specialists for significant items. The fair value estimates are based on available historical information and on future expectations and assumptions deemed reasonable by management, but are inherently uncertain.

The Company typically uses an income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product or technology life cycles, the economic barriers to entry and the discount rate applied to the cash flows. Unanticipated market or macroeconomic events and circumstances may occur that could affect the accuracy or validity of the estimates and assumptions.

Determining the useful life of an intangible asset also requires judgment. Certain intangibles are expected to have indefinite lives based on their history and the Company’s plans to continue to support and build the acquired brands. Other acquired intangible assets (e.g., certain trademarks or brands, customer relationships, patents and technologies) are expected to have determinable useful lives. The Company’s assessment as to trademarks and brands that have an indefinite life and those that have a determinable life is based on a number of factors including competitive environment, market share, trademark and/or brand history, underlying product life cycles, operating plans and the macroeconomic environment of the countries in which the trademarks or brands are sold. The Company’s estimates of the useful lives of determinable-lived intangibles are based primarily on these same factors. All of the Company’s acquired technology and customer-related intangibles are expected to have determinable useful lives. The costs of determinable-lived intangibles are amortized to expense over their estimated life.

Goodwill and Other Intangibles

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses. Other intangibles consist primarily of trademarks and patents. Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually. The Company has adopted the provisions of ASU 2011-08, which permits the Company to qualitatively assess indicators of the Company’s reporting unit’s fair value when it is unlikely that a reporting unit is impaired. After completing the qualitative assessment, the Company may also use assumptions about expected future operating performance and utilize a discounted cash flow analysis to estimate fair value. If the recorded values of these assets are not recoverable, based on either the assessment screen or discounted cash flow analysis, management performs the next step, which compares the fair value of the reporting unit to the recorded value of the tangible and intangible assets of the reporting units. Goodwill is considered impaired if the fair value of the tangible and intangible assets exceeds the fair value of the reporting unit.

The Company adopted the provisions of ASU 2012-02, which allows the Company to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. The Company would not be required to quantitatively determine the fair value of the indefinite-lived intangible unless the Company determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. After completing the qualitative assessment, the Company may determine it necessary to test indefinite-lived intangibles by comparison of the individual carrying values to the fair value. Future cash flows of the individual indefinite-lived intangible assets are used to measure their fair value after consideration by management of certain assumptions, such as forecasted growth rates and cost of capital, which are derived from internal projections and operating plans.

The Company did not recognize any impairment charges for goodwill or indefinite-lived intangible assets during the fiscal years ended December 29, 2012, December 31, 2011 or January 1, 2011 as the Company’s annual impairment testing indicated that all reporting unit goodwill and indefinite-lived intangible asset fair values exceed their respective recorded values.

Other amortizable intangible assets are amortized using the straight-line method over their estimated useful lives. Other amortizable intangible assets are included in other assets on the consolidated balance sheets. They consist primarily of customer relationships, patents, licensing arrangements, developed product technology and a customer backlog intangible asset. The combined gross carrying value and accumulated amortization for these amortizable intangibles was as follows:

(In millions)	December 29, 2012
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Customer relationships	19	$110.5	$1.3	$109.2
Patent and trademarks	2	8.4	7.9	0.5
Licensing arrangements	4	28.1	1.5	26.6
Developed product technology	5	14.5	0.7	13.8
Backlog	1	5.1	2.3	2.8
Net favorable leases and other	2	0.7	0.1	0.6

Total		$167.3	$13.8	$153.5

(In millions)	December 31, 2011
	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Patent and trademarks	2	$8.6	$7.4	$1.2

Estimated aggregate amortization expense for such intangibles for each of the five fiscal years subsequent to 2012 is as follows:

	2013	2014	2015	2016	2017
Amortization expense	$18.6	$15.6	$15.5	$13.8	$8.8

The changes in the carrying amount of goodwill and other non-amortizable intangibles for the years ended December 29, 2012 and December 31, 2011 are as follows:

(In millions)	Goodwill	Other non-amortizable intangibles	Total
Balance at January 1, 2011	$39.0	$16.5	$55.5
Intangibles purchased	—	1.1	1.1
Intangibles disposed	—	—	—
Foreign currency translation effects	(0.1)	(0.2)	(0.3)

Balance at December 31, 2011	$38.9	$17.4	$56.3
Acquisition of PLG	419.6	661.8	1,081.4
Foreign currency translation effects	1.4	0.6	2.0

Balance at December 29, 2012	$459.9	$679.8	$1,139.7

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. Each impairment test is based on a comparison of the carrying amount of the asset or asset group to the future undiscounted net cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment amount to be recognized is the amount by which the carrying value of the assets exceeds their fair value.

Retirement Benefits

The determination of the obligation and expense for retirement benefits is dependent on the selection of certain actuarial assumptions used in calculating such amounts. These assumptions include, among others, the discount rate, expected long-term rate of return on plan assets and rates of increase in compensation. These assumptions are reviewed with the Company’s actuaries and updated annually based on relevant external and internal factors and information, including, but not limited to, long-term expected asset returns, rates of termination, regulatory requirements and plan changes. See Note 6 to the consolidated financial statements for additional information.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with the fair value recognition provisions of FASB ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). The Company recognized compensation expense of $15.0, $14.1, and $11.5 and related income tax benefits of $4.9, $4.5, and $3.6 for grants under its stock-based compensation plans in the statements of operations for the years ended December 29, 2012, December 31, 2011, and January 1, 2011, respectively.

Stock-based compensation expense recognized in the consolidated condensed statements of operations for the years ended December 29, 2012, December 31, 2011, and January 1, 2011, is based on awards ultimately expected to vest and, as such, has been reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical experience.

The Company estimated the fair value of employee stock options on the date of grant using the Black-Scholes model. The estimated weighted-average fair value for each option granted was $10.72, $10.46, and $6.97 per share for fiscal years 2012, 2011, and 2010, respectively, with the following weighted-average assumptions:

	2012	2011	2010
Expected market price volatility (1)	37.8%	38.6%	37.9%
Risk-free interest rate (2)	0.6%	1.8%	1.9%
Dividend yield (3)	1.3%	1.6%	1.9%
Expected term (4)	4 years	4 years	4 years

(1)	Based on historical volatility of the Company’s common stock. The expected volatility is based on the daily percentage change in the price of the stock over the four years prior to the grant.
(2)	Represents the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant.
(3)	Represents the Company’s cash dividend yield for the expected term.
(4)	Represents the period of time that options granted are expected to be outstanding. As part of the determination of the expected term, the Company concluded that all employee groups exhibit similar exercise and post-vesting termination behavior.

The Company issued 1,917,020 shares of common stock in connection with the exercise of stock options and new restricted stock grants during fiscal 2012. The Company cancelled 49,207 shares of common stock issued under restricted stock awards as a result of forfeitures during fiscal 2012.

Income Taxes

The provision for income taxes is based on the geographic dispersion of the earnings reported in the consolidated financial statements. A deferred income tax asset or liability is determined by applying currently-enacted tax laws and rates to the cumulative temporary differences between the carrying values of assets and liabilities for financial statement and income tax purposes.

The Company records an increase in liabilities for income tax accruals associated with tax benefits claimed on tax returns but not recognized for financial statement purposes (unrecognized tax benefits). The Company recognizes interest and penalties related to unrecognized tax benefits through interest expense and income tax expense, respectively.

Earnings Per Share

The Company calculates earnings per share in accordance with FASB ASC Topic 260, Earnings Per Share (“ASC 260”). ASC 260 addresses whether instruments granted in share-based payment transactions are participating securities prior to vesting, and therefore need to be included in the earnings allocation in computing earnings per share under the two-class method. Under the guidance in ASC 260, the Company’s unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities and must be included in the computation of earnings per share pursuant to the two-class method.

The following table sets forth the computation of basic and diluted earnings per share:

(In millions, except share and per share data)	2012	2011	2010
Numerator:
Net earnings attributable to Wolverine World Wide, Inc.	$80.7	$123.3	$104.5
Adjustment for earnings allocated to nonvested restricted common stock	(1.7)	(2.6)	(1.6)

Net earnings used to calculate basic earnings per share	79.0	120.7	102.9
Adjustment for earnings reallocated to nonvested restricted common stock	0.1	0.1	—

Net earnings used to calculate diluted earnings per share	$79.1	$120.8	$102.9

Denominator:
Weighted average shares outstanding	48,816,168	48,910,599	49,051,739
Adjustment for nonvested restricted common stock	(1,378,918)	(1,432,541)	(1,206,460)

Shares used to calculate basic earnings per share	47,437,250	47,478,058	47,845,279
Effect of dilutive stock options	1,077,076	1,250,612	1,011,731

Shares used to calculate diluted earnings per share	48,514,326	48,728,670	48,857,010

Net earnings per share:
Basic	$1.67	$2.54	$2.15
Diluted	$1.63	$2.48	$2.11

Options granted to purchase 387,591 shares of common stock in fiscal 2012, 338,877 shares in fiscal 2011, and 865,072 shares in fiscal 2010 have not been included in the denominator for the computation of diluted earnings per share for each of those fiscal years because the related exercise prices were greater than the average market price for the year, and they were, therefore, anti-dilutive.

Foreign Currency

For most of the Company’s international subsidiaries, the local currency is the functional currency. Assets and liabilities of these subsidiaries are translated into U.S. dollars at the year-end exchange rate. Operating statement amounts are translated at average exchange rates for each period. The cumulative translation adjustments resulting from changes in exchange rates are included in the consolidated balance sheets as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Transaction gains and losses are included in the consolidated statements of operations and comprehensive income and were not material for fiscal years 2012, 2011 and 2010.

Financial Instruments and Risk Management

The Company follows FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. This topic requires fair value measurements to be classified and disclosed in one of the following three categories:

Level 1:	Fair value is measured using quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2:	Fair value is measured using either direct or indirect inputs, other than quoted prices included within Level 1, which are observable for similar assets or liabilities.

Level 3:	Fair value is measured using valuation techniques in which one or more significant inputs are unobservable.

The Company’s financial instruments consist of cash and cash equivalents, accounts and notes receivable, accounts payable, foreign currency forward exchange contracts, an interest rate swap agreement, borrowings under the Company’s Revolving Credit Facility and long-term debt. The carrying amount of the Company’s financial instruments is historical cost, which approximates their fair value, except for the interest rate swap and foreign currency forward exchange contracts, which are carried at fair value. As of December 29, 2012, the carrying value and the fair value of the Company’s long-term debt, including current maturities, was $1,250.0 and $1,308.9. The Company does not hold or issue financial instruments for trading purposes.

The Company follows FASB ASC Topic 815, Derivatives and Hedging, which is intended to improve transparency in financial reporting and requires that all derivative instruments be recorded on the consolidated balance sheets at fair value by establishing criteria for designation and effectiveness of hedging relationships. The Company utilizes foreign currency forward exchange contracts to manage the volatility associated with U.S. dollar inventory purchases made by non-U.S. wholesale operations in the normal course of business. At December 29, 2012 and December 31, 2011, foreign exchange contracts with a notional value of $111.9 and $106.3, respectively, were outstanding to purchase U.S. dollars with maturities ranging up to 336 days for each fiscal year. These contracts have been designated as cash flow hedges.

As of December 29, 2012 and December 31, 2011, a liability of $2.3 and an asset of $4.0, respectively, have been recognized for the fair value of the Company’s foreign currency forward exchange contracts. As of December 29, 2012, a liability of $1.5 has been recognized for the fair value of the Company’s interest rate swap agreement. In accordance with ASC 820, these assets and liabilities fall within Level 2 of the fair value hierarchy. The prices for the financial instruments are determined using prices for recently-traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs. The Company did not have any additional assets or liabilities that were measured at fair value on a recurring basis at December 29, 2012 and December 31, 2011.

The fair value of the foreign currency forward exchange contracts represents the estimated receipts or payments necessary to terminate the contracts. Hedge effectiveness is evaluated by the hypothetical derivative method. Any hedge ineffectiveness is reported within the cost of goods sold caption of the consolidated condensed statements of operations. Hedge ineffectiveness was not material to the Company’s consolidated condensed financial statements for fiscal years 2012, 2011, or 2010. If, in the future, the foreign exchange forward contracts are determined to be ineffective hedges or terminated before their contractual termination dates, the Company would be required to reclassify into earnings all or a portion of the unrealized amounts related to the cash flow hedges that are currently included in accumulated other comprehensive income (loss) within stockholders’ equity.

The Company has one interest rate swap agreement which exchanges floating rate for fixed rate interest payments over the life of the agreement without the exchange of the underlying notional amounts. The notional amounts of the interest rate swap agreement are used to measure interest to be paid or received and do not represent the amount of exposure to credit loss. The differential paid or received on the interest rate swap agreements is recognized as an adjustment to interest expense. The Company’s interest rate swap has a notional amount of $462.2, which reduces the Company’s exposure to fluctuations in interest rates on its variable rate debt. This derivative instrument was designated as a cash flow hedge of the debt and will expire on October 6, 2017. In accordance with ASC 815, the Company formally documented the relationship between the interest rate swap and the variable rate borrowings, as well as its risk management objective and strategy for undertaking the hedge transaction. This process included linking the derivative to the specific liability or asset on the balance sheet. The Company also assessed, both at the hedge’s inception and on an ongoing basis, whether the derivative used in the hedging transaction was highly effective in offsetting changes in the cash flows of the hedged item. The effective portion of unrealized gains (losses) is deferred as a component of accumulated other comprehensive income (loss) and will be recognized in earnings at the time the hedged item affects earnings. Any ineffective portion of the change in fair value will be immediately recognized in earnings.

For the fiscal years ended December 29, 2012 the Company recognized a net loss of $1.0 in accumulated other comprehensive income (loss) related to the effective portion of its interest rate swap agreement.

Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of all changes in shareholders’ equity during the period other than from transactions with shareholders. The changes in accumulated balances for each component of other comprehensive income (loss) are as follows:

(In millions)	Foreign Currency translation adjustments	Foreign exchange contracts	Interest rate swap	Pension adjustments	Total
Balance of accumulated comprehensive income (loss) as of January 2, 2010	$14.5	$(3.6)	—	$(53.7)	$(42.8)

Foreign currency translation adjustments	(3.0)				(3.0)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2010 – ($0.2)		0.5			0.5
Reclassification adjustments into cost of goods sold, net of taxes: 2010 – ($0.5)		1.3			1.3
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2010 – $2.1				(3.8)	(3.8)
Less: amortization of prior actuarial losses, net of taxes: 2010 – ($3.5)				6.5	6.5
Less: amortization of prior service cost, net of taxes: 2010 – ($0.1)				0.2	0.2

Balance of accumulated comprehensive income (loss) as of January 1, 2011	11.5	(1.8)	—	(50.8)	(41.1)

Foreign currency translation adjustments	(11.3)				(11.3)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2011 – ($1.0)		2.2			2.2
Reclassification adjustments into cost of goods sold, net of taxes: 2011 – ($1.4)		2.9			2.9
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2011 – $17.0				(31.6)	(31.6)
Less: amortization of prior actuarial losses, net of taxes: 2011 – ($4.2)				7.8	7.8
Less: amortization of prior service cost, net of taxes: 2011 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 31, 2011	0.2	3.3	—	(74.5)	(71.0)

Foreign currency translation adjustments	5.7				5.7
Effective portion of changes related to foreign exchange contracts:
Net loss arising during the period, net of taxes: 2012 – $1.0		(2.1)			(2.1)
Reclassification adjustments into cost of goods sold, net of taxes: 2012 – $1.3		(2.9)			(2.9)
Unrealized loss on interest rate swap, net of taxes: 2012 – $0.5			(1.0)		(1.0)
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2012 – $16.0				(29.8)	(29.8)
Less: amortization of prior actuarial losses, net of taxes: 2012 – ($7.3)				13.5	13.5
Less: amortization of prior service cost, net of taxes: 2012 – ($0.1)				0.1	0.1

Balance of accumulated comprehensive income (loss) as of December 29, 2012	$5.9	$(1.7)	$(1.0)	$(90.7)	$(87.5)